Interest and Finance Expense - Disclosure of detailed information about interest and finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest And Finance Expense [Abstract]
Interest expense	$ 95	$ 6
Debt interest expense (Note 13)	1,585	1,154
Lease interest expense (Note 14)	1,606	221
Reclamation accretion expense (Note 15)	2,457	1,217
Debt accretion expense (Note 13)	1,331	810
Interest and finance expense	$ 7,074	$ 3,408